Due to Banks (Tables)	12 Months Ended
Dec. 31, 2025
Categories of financial liabilities [abstract]
Summary of Due to Banks

	2024	2025
Recorded at amortized cost
Time deposits of banks and other financial institutions	323	16,183
Repurchase agreements	24,151	—

Total due to banks	24,474	16,183